Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Fixed income securities, at fair value, amortized cost (in dollars)	$ 57,134	$ 57,525
Equity securities, at fair value, cost (in dollars)	4,489	5,461
Short-term, at fair value, amortized cost (in dollars)	$ 3,027	$ 1,944
Preferred stock, par value (in dollars per share)	$ 1	$ 1
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, shares issued (in shares)	79,800	72,200
Preferred stock, shares outstanding (in shares)	79,800	72,200
Preferred stock, shares aggregate liquidation preference (in dollars)	$ 1,995	$ 1,805
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	2,000,000,000.0	2,000,000,000.0
Common stock, shares issued (in shares)	900,000,000	900,000,000
Common stock, shares outstanding (in shares)	332,000,000	355,000,000
Treasury stock, shares (in shares)	568,000,000	545,000,000